PROVISIONS ON ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS ON ASSETS, INTANGIBLE ASSETS AND GOODWILL [Abstract]
Schedule of Provisions on Assets

Year ended December 31	2018	2017
Utilities	$193.7	$—
Midstream	153.7	6.6
Power	381.3	133.0
	$728.7	$139.6